Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2050 Portfolio - VIP Investor Freedom 2050 Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859